Consolidated Balance Sheets	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash	¥ 12,461,382	$ 1,707,202	¥ 18,175,959
Accounts receivable, net	36,533,894	5,005,123	4,912,020
Short-term prepayments	400,083	54,811	77,950,037
Short-term investments	4,526,957	620,191	4,223,894
Prepaid expenses and other current assets	16,931,804	2,319,648	14,914,484
Total current assets	72,777,594	9,970,490	122,348,959
Non-current assets:
Right-of-use assets, net	1,637,903	224,392	7,604,933
Deferred tax assets, net	490,538	67,203	11,226,164
Property and equipment, net	174,211	23,866	213,369
Intangible assets, net	955,974	130,967	1,257,860
Other non-current assets	200,539	27,474	219,416
Long-term prepayments	25,471,027	3,489,516	8,815,919
Total non-current assets	28,930,192	3,963,418	29,337,661
Total assets	101,707,786	13,933,908	151,686,620
Current liabilities:
Borrowing from a third party	7,000,000	958,996
Accounts payable	37,478,660	5,134,556	11,524,904
Contract liabilities	6,070,210	831,615	86,731,977
Salary and welfare payable	2,044,101	280,041	3,170,255
Income taxes payable	7,118,220	1,179,364	4,474,575
Value added tax (“VAT”) and other tax payable	5,825,167	593,873	2,198,217
Other payables	2,688,594	368,336	3,506,282
Lease liabilities, current	902,610	123,657	3,482,876
Total current liabilities	71,045,040	9,733,131	162,594,710
Non-current liabilities:
Deferred tax liabilities			2,274,256
Lease liabilities, non-current	688,333	94,301	4,035,598
Total non-current liabilities	688,333	94,301	6,309,854
Total liabilities	71,733,373	9,827,432	168,904,564
Commitments and contingencies
Shareholders’ (deficit) equity
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 121,110,000 and 169,110,000 issued and outstanding as of December 31, 2023 and 2024)	112,784	16,910	77,747
Additional paid-in capital	318,979,171	44,749,654	238,567,906
Treasury stock	(7,664)	(1,050)
Statutory reserves	23,557,710	3,318,034	23,557,710
Accumulated deficit	(325,318,655)	(45,691,491)	(291,805,140)
Accumulated other comprehensive income	6,261,156	839,005	6,096,465
Total Jianzhi Education Technology Group Company Limited’s shareholders’ (deficit) equity	23,584,502	3,231,062	(23,505,312)
Noncontrolling interests	6,389,911	875,414	6,287,368
Total shareholders’ (deficit) equity	29,974,413	4,106,476	(17,217,944)
Total liabilities and shareholders’ (deficit) equity	101,707,786	13,933,908	151,686,620
Related Party
Current assets:
Amounts due from related parties	1,923,474	263,515	2,172,565
Current liabilities:
Amounts due to related parties	¥ 1,917,478	$ 262,693	¥ 47,505,624